IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2019
Text block [abstract]
IFRS 7 Disclosure

MARKET RISK

Market risk capital is calculated using internal models and comprises three components: (1) Value-at-Risk (VaR); (2) Stressed VaR; and (3) Incremental Risk Charge (IRC). In addition, the Bank calculates market risk capital using the Standardized approach for a limited number of portfolios.

Calculating VaR

TD computes total VaR on a daily basis by combining the General Market Risk (GMR) and Idiosyncratic Debt Specific Risk (IDSR) associated with the Bank's trading positions.

GMR is determined by creating a distribution of potential changes in the market value of the current portfolio using historical simulation. The Bank values the current portfolio using the market price and rate changes of the most recent 259 trading days for equity, interest rate, foreign exchange, credit, and commodity products. GMR is computed as the threshold level that portfolio losses are not expected to exceed more than one out of every 100 trading days. A one-day holding period is used for GMR calculation, which is scaled up to ten days for regulatory capital calculation purposes.

IDSR measures idiosyncratic (single-name) credit spread risk for credit exposures in the trading portfolio using Monte Carlo simulation. The IDSR model is based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is computed as the threshold level that portfolio losses are not expected to exceed more than one out of every 100 trading days. IDSR is measured for a ten-day holding period.

The following graph discloses daily one-day VaR usage and trading net revenue, reported on a TEB, within Wholesale Banking. Trading net revenue includes trading income and net interest income related to positions within the Bank's market risk capital trading books. For the quarter ended April 30, 2019, there were three days of trading losses and trading net revenue was positive for 95% of the trading days. Losses in the quarter did not exceed VaR on any trading day.

VaR is a valuable risk measure but it should be used in the context of its limitations, for example:

•	VaR uses historical data to estimate future events, which limits its forecasting abilities;
•	it does not provide information on losses beyond the selected confidence level; and
•	it assumes that all positions can be liquidated during the holding period used for VaR calculation.

The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market conventions, industry best practices, and regulatory requirements. During the second quarter of 2019, TD implemented a modification to improve equity volatility data used in VaR calculations.

To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management and capital purposes. These include Stressed VaR, IRC, Stress Testing Framework, as well as limits based on the sensitivity to various market risk factors.

Calculating Stressed VaR

In addition to VaR, the Bank also calculates Stressed VaR, which includes Stressed GMR and Stressed IDSR. Stressed VaR is designed to measure the adverse impact that potential changes in market rates and prices could have on the value of a portfolio over a specified period of stressed market conditions. Stressed VaR is determined using similar techniques and assumptions in GMR and IDSR VaR. However, instead of using the most recent 259 trading days (one year), the Bank uses a selected year of stressed market conditions. In the second quarter of 2019, Stressed VaR was calculated using the one-year period that began on February 1, 2008. The appropriate historical one-year period to use for Stressed VaR is determined on a quarterly basis. Stressed VaR is a part of regulatory capital requirements.

Calculating the Incremental Risk Charge

The IRC is applied to all instruments in the trading book subject to migration and default risk. Migration risk represents the risk of changes in the credit ratings of the Bank's exposures. TD applies a Monte Carlo simulation with a one-year horizon and a 99.9% confidence level to determine IRC, which is consistent with regulatory requirements. IRC is based on a "constant level of risk" assumption, which requires banks to assign a liquidity horizon to positions that are subject to IRC. IRC is a part of regulatory capital requirements.

The following table presents the end of quarter, average, high, and low usage of TD's portfolio metrics.

TABLE 28:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the six months ended
	April 30 2019					January 31 2019	April 30 2018	April 30 2019	April 30 2018
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$6.7	$8.6	$13.9		$5.4	$12.9	$17.0	$10.8	$13.0
Credit spread risk	11.1	12.2	16.6		9.4	19.7	11.4	16.0	10.3
Equity risk	7.0	6.7	9.6		4.6	7.1	8.5	6.9	8.1
Foreign exchange risk	4.3	5.4	9.5		1.7	6.5	4.5	6.0	4.1
Commodity risk	1.4	2.2	3.5		1.4	2.6	2.2	2.4	2.4
Idiosyncratic debt specific risk	14.5	15.1	20.2		13.5	20.2	17.3	17.6	15.7

Diversification effect[1]	(25.9)	(29.2)	n/m	[2]	n/m	(41.4)	(35.4)	(35.4)	(31.2)

Total Value-at-Risk (one-day)	19.1	21.0	28.1		16.8	27.6	25.5	24.3	22.4

Stressed Value-at-Risk (one-day)	43.9	43.5	56.8		38.8	60.5	57.7	52.6	48.3
Incremental Risk Capital Charge (one-year)	$269.7	$204.2	$269.7		$173.1	$232.6	$205.4	$219.5	$206.4

1 The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.

2 Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Average VaR decreased quarter-over-quarter due to decrease in debt specific risk driven by changes in government and financial bonds positions and interest rate risk from U.S. interest rate risk positions. Average Stressed VaR decreased quarter-over-quarter driven by U.S. interest rate risk positions.

Average IRC decreased quarter-over-quarter due to positions in Canadian banks and provinces.

Validation of VaR Model

The Bank uses a back-testing process to compare the actual and theoretical profit and losses to VaR to ensure that they are consistent with the statistical results of the VaR model. The theoretical profit or loss is generated using the daily price movements on the assumption that there is no change in the composition of the portfolio. Validation of the IRC model must follow a different approach since the one-year horizon and 99.9% confidence level preclude standard back-testing techniques. Instead, key parameters of the IRC model such as transition and correlation matrices are subject to independent validation by benchmarking against external study results or through analysis using internal or external data.

Interest Rate Risk

The following graph shows the Bank's interest rate risk exposure (as measured by Economic Value at Risk (EVaR)) on all non-trading assets, liabilities, and derivative instruments used for structural interest rate management. This reflects the interest rate risk from personal and commercial banking products (loans and deposits) as well as related funding, investments and high-quality liquid assets (HQLA). EVaR is defined as the difference between the change in the present value of the Bank's asset portfolio and the change in the present value of the Bank's liability portfolio, including off-balance sheet instruments and assumed profiles for non-rate sensitive products, resulting from an immediate and sustained 100 bps unfavourable interest rate shock. EVaR measures the relative sensitivity of asset and liability cash flow mismatches to changes in interest rates. Closely matching asset and liability cash flows reduces EVaR and mitigates the risk of volatility in future net interest income.

The Bank uses derivative financial instruments, wholesale investments, funding instruments, other capital market alternatives, and, less frequently, product pricing strategies to manage interest rate risk. As at April 30, 2019 an immediate and sustained 100 bps increase in interest rates would have decreased the economic value of shareholders' equity by $337 million (January 31, 2019 – $304 million decrease) after-tax. An immediate and sustained 100 bps decrease in interest rates would have reduced the economic value of shareholders' equity by $274 million (January 31, 2019 – $149 million decrease) after-tax.

The interest risk exposure, or EVaR, in the insurance business is not included in the above graph. Interest rate risk in the insurance business is managed using defined exposure limits and processes, as set and governed by the insurance Board of Directors.

The following table shows the sensitivity of the economic value of shareholders' equity (after-tax) by currency for those currencies where TD has material exposure.

TABLE 29: SENSITIVITY OF AFTER-TAX ECONOMIC VALUE-AT-RISK BY CURRENCY

(millions of Canadian dollars)					As at
	April 30, 2019		January 31, 2019		April 30, 2018
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
Canadian dollar	$(66)	$–	$(58)	$1	$(37)	$(41)

U.S. dollar	(271)	(274)	(246)	(150)	(251)	(11)
	$(337)	$(274)	$(304)	$(149)	$(288)	$(52)

Liquidity Risk

Liquidity risk is the risk of having insufficient cash or collateral to meet financial obligations and an inability to, in a timely manner, raise funding or monetize assets at a non-distressed price. Financial obligations can arise from deposit withdrawals, debt maturities, commitments to provide credit or liquidity support, or the need to pledge additional collateral.

TD'S LIQUIDITY RISK APPETITE

The Bank maintains a prudent and disciplined approach to managing its potential exposure to liquidity risk. The Bank targets a 90-day survival horizon under a combined Bank-specific and market-wide stress scenario, and a minimum buffer over regulatory requirements prescribed by the OSFI Liquidity Adequacy Requirements (LAR) guideline. Under the LAR guideline, Canadian banks are required to maintain a Liquidity Coverage Ratio (LCR) at the minimum of 100%. The Bank operates under a prudent funding paradigm with an emphasis on maximizing deposits as a core source of funding and having a ready access to wholesale funding markets across diversified terms, funding types, and currencies so as to ensure low exposure to a sudden contraction of wholesale funding capacity and to minimize structural liquidity gaps. The Bank also maintains a detailed contingency funding plan to enhance preparedness for recovery from potential liquidity stress events. The resultant management strategies and actions comprise an integrated liquidity risk management program that ensures low exposure to identified sources of liquidity risk and compliance with regulatory requirements.

LIQUIDITY RISK MANAGEMENT RESPONSIBILITY

The Bank's Asset/Liability and Capital Committee (ALCO) oversees the Bank's liquidity risk management program. It is designed to ensure there are effective management structures and policies in place to properly measure and manage liquidity risk. The Global Liquidity and Funding Committee, a subcommittee of the ALCO comprised of senior management from Treasury and Balance Sheet Management (TBSM), Risk Management, Finance, and Wholesale Banking, identifies and monitors the Bank's liquidity risks. The management of liquidity risk is the responsibility of the Head of TBSM, while oversight and challenge are provided by the ALCO and independently by Risk Management. The Risk Committee of the Board regularly reviews the Bank's liquidity position and approves the Bank's Liquidity Risk Management Framework bi-annually and the related policies annually.

The Bank's liquidity risk appetite and liquidity risk management approach have not substantially changed from that described in the Bank's 2018 Annual Report. For a complete discussion of liquidity risk, refer to the "Liquidity Risk" section in the Bank's 2018 Annual Report.

LIQUID ASSETS

The unencumbered liquid assets the Bank holds to meet its liquidity requirements must be high-quality securities that the Bank believes can be monetized quickly in stress conditions with minimum loss in market value. Unencumbered liquid assets are represented in a cumulative liquidity gap framework with adjustments made for estimated market or trading depths, settlement timing, and/or other identified impediments to potential sale or pledging. Overall, the Bank expects any reduction in market value of its liquid asset portfolio to be modest given the underlying high credit and liquidity quality.

Assets held by the Bank to meet liquidity requirements are summarized in the following tables. The tables do not include assets held within the Bank's insurance businesses due to investment restrictions.

TABLE 30: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions[2]	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets[2]
		April 30, 2019
Cash and due from banks	$4,029	$–	$4,029	1%	$228	$3,801
Canadian government obligations	13,865	74,980	88,845	14	54,585	34,260
National Housing Act Mortgage-Backed Securities (NHA MBS)	41,792	34	41,826	7	3,232	38,594
Provincial government obligations	13,738	23,554	37,292	6	27,644	9,648
Corporate issuer obligations	8,293	3,952	12,245	2	3,659	8,586
Equities	11,290	3,030	14,320	2	10,139	4,181

Other marketable securities and/or loans	3,362	444	3,806	1	513	3,293

Total Canadian dollar-denominated	96,369	105,994	202,363	33	100,000	102,363
Cash and due from banks	24,424	–	24,424	4	32	24,392
U.S. government obligations	30,331	45,037	75,368	12	36,209	39,159
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	49,733	9,650	59,383	10	17,983	41,400
Other sovereign obligations	49,530	39,995	89,525	14	31,738	57,787
Corporate issuer obligations	81,125	2,199	83,324	14	7,030	76,294
Equities	37,944	36,871	74,815	12	38,888	35,927

Other marketable securities and/or loans	4,543	1	4,544	1	530	4,014

Total non-Canadian dollar-denominated	277,630	133,753	411,383	67	132,410	278,973
Total	$373,999	$239,747	$613,746	100%	$232,410	$381,336

		October 31, 2018
Cash and due from banks	$3,002	$–	$3,002	1%	$1,098	$1,904
Canadian government obligations	18,256	63,463	81,719	14	47,572	34,147
NHA MBS	39,649	42	39,691	6	3,057	36,634
Provincial government obligations	12,720	19,241	31,961	5	23,651	8,310
Corporate issuer obligations	6,622	3,767	10,389	2	3,769	6,620
Equities	10,554	1,637	12,191	2	6,028	6,163

Other marketable securities and/or loans	2,655	349	3,004	1	277	2,727

Total Canadian dollar-denominated	93,458	88,499	181,957	31	85,452	96,505
Cash and due from banks	24,046	–	24,046	4	28	24,018
U.S. government obligations	30,163	37,691	67,854	12	32,918	34,936
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	47,150	927	48,077	8	7,522	40,555
Other sovereign obligations	56,034	45,912	101,946	18	41,993	59,953
Corporate issuer obligations	78,160	1,576	79,736	14	7,234	72,502
Equities	33,514	37,666	71,180	12	32,206	38,974

Other marketable securities and/or loans	4,786	4	4,790	1	191	4,599

Total non-Canadian dollar-denominated	273,853	123,776	397,629	69	122,092	275,537
Total	$367,311	$212,275	$579,586	100%	$207,544	$372,042

1  Positions stated include gross asset values pertaining to secured borrowing/lending and reverse-repurchase/repurchase businesses.

2  Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Liquid assets are held in The Toronto-Dominion Bank and multiple domestic and foreign subsidiaries and branches and are summarized in the following table.

TABLE 31: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	April 30 2019	October 31 2018
The Toronto-Dominion Bank (Parent)	$143,442	$136,544
Bank subsidiaries	222,088	217,565

Foreign branches	15,806	17,933
Total	$381,336	$372,042

FUNDING

The Bank has access to a variety of unsecured and secured funding sources. The Bank's funding activities are conducted in accordance with the liquidity management policy that requires assets be funded to the appropriate term and to a prudent diversification profile.

The Bank's primary approach to managing funding activities is to maximize the use of deposits raised through personal and commercial banking channels. The following table illustrates the Bank's large base of personal and commercial, wealth, and TD Ameritrade sweep deposits (collectively, "P&C deposits") that make up over 70% of total funding.

TABLE 38:    SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)	As at
	April 30 2019	October 31 2018
P&C deposits – Canadian Retail	$370,487	$359,473
P&C deposits – U.S. Retail	353,035	346,624

Other deposits	28	36
Total	$723,550	$706,133

The Bank actively maintains various registered external wholesale term (greater than 1 year) funding programs to provide access to diversified funding sources, including asset securitization, covered bonds, and unsecured wholesale debt. The Bank also raises term funding through Canadian Senior Notes, Canadian NHA MBS, Canada Mortgage Bonds, debt issued in Australia, and notes backed by credit card receivables (Evergreen Credit Card Trust). The Bank's wholesale funding is diversified by geography, by currency, and by funding types. The Bank raises short-term (1 year and less) funding using certificates of deposit and commercial paper.

The Bank maintains depositor concentration limits against short-term wholesale deposits so that it does not depend on small groups of depositors for funding. The Bank further limits short-term wholesale funding maturity concentration in an effort to mitigate exposures to refinancing risk during a stress event.

MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND OFF-BALANCE SHEET COMMITMENTS

The following table summarizes on-balance sheet and off-balance sheet categories by remaining contractual maturity. Off-balance sheet commitments include contractual obligations to make future payments on operating capital lease commitments, certain purchase obligations, and other liabilities. The values of credit instruments reported in the following table represent the maximum amount of additional credit that the Bank could be obligated to extend should such instruments be fully drawn or utilized. Since a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of expected future liquidity requirements. These contractual obligations have an impact on the Bank's short-term and long-term liquidity and capital resource needs.

The maturity analysis presented does not depict the degree of the Bank's maturity transformation or the Bank's exposure to interest rate and liquidity risk. The Bank ensures that assets are appropriately funded to protect against borrowing cost volatility and potential reductions to funding market availability. The Bank utilizes stable non-maturity deposits (chequing and savings accounts) and term deposits as the primary source of long-term funding for the Bank's non-trading assets. The Bank also funds the stable balance of revolving lines of credit with long-term funding. The Bank issues long-term funding based primarily on the projected net growth of non-trading assets. The Bank raises short-term funding primarily to finance trading assets. The liquidity of trading assets under stressed market conditions is considered when determining the appropriate term of the related funding.

TABLE 41:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at
	April 30, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,007	$2	$–	$–	$–	$–	$–	$–	$–	$5,009
Interest-bearing deposits with banks	27,325	299	385	–	–	–	–	–	444	28,453
Trading loans, securities, and other[1]	2,517	3,675	2,919	2,392	3,338	9,466	25,282	21,519	61,697	132,805
Non-trading financial assets at fair value through profit or loss	13	27	467	–	61	1,227	792	878	737	4,202
Derivatives	3,988	6,008	3,097	3,312	1,882	5,890	9,330	10,117	–	43,624
Financial assets designated at fair value through profit or loss	107	141	52	98	111	334	1,769	767	–	3,379
Financial assets at fair value through other comprehensive income	2,078	5,541	4,252	2,927	5,451	20,887	50,072	32,021	1,880	125,109
Debt securities at amortized cost, net of allowance for credit losses	1,599	2,219	4,396	3,391	1,820	5,886	39,035	53,199	(1)	111,544
Securities purchased under reverse repurchase agreements	100,567	26,640	14,251	5,243	3,242	6	–	–	–	149,949
Loans
Residential mortgages	1,084	6,540	10,680	8,658	10,025	42,282	112,590	35,399	–	227,258
Consumer instalment and other personal	977	2,192	3,416	3,270	3,838	15,628	57,159	26,956	61,272	174,708
Credit card	–	–	–	–	–	–	–	–	36,004	36,004
Business and government	27,573	4,640	6,602	7,342	6,489	22,820	71,468	61,667	20,822	229,423

Total loans	29,634	13,372	20,698	19,270	20,352	80,730	241,217	124,022	118,098	667,393

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,778)	(3,778)

Loans, net of allowance for loan losses	29,634	13,372	20,698	19,270	20,352	80,730	241,217	124,022	114,320	663,615
Customers' liability under acceptances	13,703	2,340	130	10	6	–	–	–	–	16,189
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,027	9,027
Goodwill[2]	–	–	–	–	–	–	–	–	17,232	17,232
Other intangibles[2]	–	–	–	–	–	–	–	–	2,623	2,623
Land, buildings, equipment, and other depreciable assets[2]	–	–	–	–	–	–	–	–	5,500	5,500
Deferred tax assets	–	–	–	–	–	–	–	–	2,136	2,136
Amounts receivable from brokers, dealers, and clients	18,954	–	–	–	–	–	–	–	–	18,954

Other assets	3,411	916	348	130	2,669	206	226	97	9,235	17,238
Total assets	$208,903	$61,180	$50,995	$36,773	$38,932	$124,632	$367,723	$242,620	$224,830	$1,356,588

Liabilities
Trading deposits	$9,045	$10,551	$18,936	$6,883	$1,123	$1,732	$4,371	$1,333	$–	$53,974
Derivatives	4,458	5,896	3,534	3,323	1,810	5,068	7,578	10,532	–	42,199
Securitization liabilities at fair value	–	703	272	587	413	1,479	6,993	2,291	–	12,738
Financial liabilities designated at fair value through profit or loss	18,809	15,496	15,286	7,903	284	–	–	5	–	57,783
Deposits[3,4]
Personal	4,615	7,483	8,992	7,594	7,653	10,521	9,868	30	432,927	489,683
Banks	5,422	1,599	765	1,387	–	–	3	7	10,486	19,669
Business and government[5]	17,638	21,795	14,680	6,582	6,264	31,181	49,869	5,770	212,212	365,991

Total deposits	27,675	30,877	24,437	15,563	13,917	41,702	59,740	5,807	655,625	875,343
Acceptances	13,703	2,340	130	10	6	–	–	–	–	16,189
Obligations related to securities sold short[1]	75	856	1,069	1,000	1,512	6,920	10,666	13,507	760	36,365
Obligations related to securities sold under repurchase agreements	92,452	13,642	1,169	499	40	57	26	–	–	107,885
Securitization liabilities at amortized cost	–	503	572	511	1,277	1,976	5,911	3,270	–	14,020
Amounts payable to brokers, dealers, and clients	19,323	–	–	–	–	–	–	–	–	19,323
Insurance-related liabilities	255	318	334	268	267	928	1,608	916	1,750	6,644
Other liabilities[6]	3,905	1,050	1,283	1,120	1,618	3,678	1,125	148	6,332	20,259

Subordinated notes and debentures	–	–	–	–	–	–	–	8,968	–	8,968

Equity	–	–	–	–	–	–	–	–	84,898	84,898
Total liabilities and equity	$189,700	$82,232	$67,022	$37,667	$22,267	$63,540	$98,018	$46,777	$749,365	$1,356,588
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$19,270	$23,417	$17,106	$14,662	$13,522	$26,311	$105,994	$4,726	$1,316	$226,324
Operating lease commitments	81	164	245	244	242	928	2,320	3,553	–	7,777
Other purchase obligations	49	116	144	181	178	532	794	738	58	2,790

Unconsolidated structured entity commitments	–	1,051	826	–	97	998	–	–	–	2,972
Total off-balance sheet commitments	$19,400	$24,748	$18,321	$15,087	$14,039	$28,769	$109,108	$9,017	$1,374	$239,863

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[3]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[4]

Includes $39 billion of covered bonds with remaining contractual maturities of $3 billion in 'over 1 month to 3 months', $2 billion in 'over 3 months to 6 months', $1 billion in 'over 6 months to 9 months', $2 billion in 'over 9 months to 1 year', $6 billion in 'over 1 to 2 years', $23 billion in 'over 2 to 5 years', and $2 billion in 'over 5 years'.

[5]	On May 9, 2019, TD Capital Trust IV announced its intention to redeem all of the outstanding TD Capital Trust IV Notes – Series 1 on June 30, 2019.
[6]

Includes $92 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $4 million in '1 month to 3 months', $6 million in '3 months to 6 months', $5 million in '6 months to 9 months', $5 million in '9 months to 1 year', $20 million in 'over 1 to 2 years', $47 million in 'over 2 to 5 years', and $3 million in 'over 5 years'.

[7]	Includes $316 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

TABLE 41:  REMAINING CONTRACTUAL MATURITY (continued)[1]

(millions of Canadian dollars)	As at
	October 31, 2018
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,733	$2	$–	$–	$–	$–	$–	$–	$–	$4,735
Interest-bearing deposits with banks	28,332	924	154	21	16	–	–	–	1,273	30,720
Trading loans, securities, and other[2]	1,971	5,244	2,111	3,653	3,998	9,683	25,772	25,895	49,570	127,897
Non-trading financial assets at fair value through profit or loss	–	12	99	460	906	227	841	848	622	4,015
Derivatives	7,343	9,263	5,275	3,276	2,321	7,130	12,436	9,952	–	56,996
Financial assets designated at fair value through profit or loss	30	95	535	243	90	297	1,532	796	–	3,618
Financial assets at fair value through other comprehensive income	1,111	4,214	4,150	5,354	3,962	19,777	57,922	31,936	2,174	130,600
Debt securities at amortized cost, net of allowance for credit losses	881	2,577	3,010	3,594	4,059	8,103	34,032	50,990	(75)	107,171
Securities purchased under reverse repurchase agreements	77,612	30,047	14,426	3,807	1,458	29	–	–	–	127,379
Loans
Residential mortgages	908	3,234	6,614	11,166	11,061	43,063	113,852	35,293	–	225,191
Consumer instalment and other personal	753	1,332	2,628	3,724	4,131	14,313	56,632	26,321	62,245	172,079
Credit card	–	–	–	–	–	–	–	–	35,018	35,018
Business and government	23,052	4,320	5,539	7,131	9,269	19,637	67,922	59,251	21,533	217,654

Total loans	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	118,796	649,942

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,549)	(3,549)

Loans, net of allowance for loan losses	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	115,247	646,393
Customers' liability under acceptances	14,984	2,145	132	6	–	–	–	–	–	17,267
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	8,445	8,445
Goodwill[3]	–	–	–	–	–	–	–	–	16,536	16,536
Other intangibles[3]	–	–	–	–	–	–	–	–	2,459	2,459
Land, buildings, equipment, and other depreciable assets[3]	–	–	–	–	–	–	–	–	5,324	5,324
Deferred tax assets	–	–	–	–	–	–	–	–	2,812	2,812
Amounts receivable from brokers, dealers, and clients	26,940	–	–	–	–	–	–	–	–	26,940

Other assets	3,432	854	1,926	120	142	136	301	90	8,595	15,596
Total assets	$192,082	$64,263	$46,599	$42,555	$41,413	$122,395	$371,242	$241,372	$212,982	$1,334,903

Liabilities
Trading deposits	$16,145	$37,337	$31,081	$12,954	$11,739	$1,183	$3,260	$1,005	$–	$114,704
Derivatives	6,195	8,684	4,230	3,103	2,263	5,510	9,282	9,003	–	48,270
Securitization liabilities at fair value	–	981	194	661	272	1,822	6,719	1,969	–	12,618
Financial liabilities designated at fair value through profit or loss	10	5	–	–	–	–	–	1	–	16
Deposits[4,5]
Personal	4,330	7,094	7,541	6,245	7,718	10,222	9,876	38	424,580	477,644
Banks	6,499	1,941	255	24	54	–	3	8	7,928	16,712
Business and government	18,840	19,337	7,033	9,984	11,299	21,345	54,780	8,000	206,465	357,083

Total deposits	29,669	28,372	14,829	16,253	19,071	31,567	64,659	8,046	638,973	851,439
Acceptances	14,986	2,145	132	6	–	–	–	–	–	17,269
Obligations related to securities sold short[2]	2,621	3,679	1,500	387	904	4,330	13,771	11,474	812	39,478
Obligations related to securities sold under repurchase agreements	73,759	15,508	3,516	428	108	43	27	–	–	93,389
Securitization liabilities at amortized cost	22	1,240	625	503	575	2,496	6,232	2,990	–	14,683
Amounts payable to brokers, dealers, and clients	28,385	–	–	–	–	–	–	–	–	28,385
Insurance-related liabilities	213	294	353	309	310	937	1,624	903	1,755	6,698
Other liabilities[6]	2,916	2,631	538	1,326	1,394	2,205	2,308	152	5,704	19,174

Subordinated notes and debentures	–	–	–	–	–	–	–	8,740	–	8,740

Equity	–	–	–	–	–	–	–	–	80,040	80,040
Total liabilities and equity	$174,921	$100,876	$56,998	$35,930	$36,636	$50,093	$107,882	$44,283	$727,284	$1,334,903
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$18,341	$16,732	$17,222	$13,105	$9,159	$25,720	$101,210	$5,260	$1,293	$208,042
Operating lease commitments	79	159	240	237	233	902	2,188	3,229	–	7,267
Other purchase obligations	46	163	131	128	127	460	898	524	–	2,477

Unconsolidated structured entity commitments	–	1,079	940	329	–	7	408	–	–	2,763
Total off-balance sheet commitments	$18,466	$18,133	$18,533	$13,799	$9,519	$27,089	$104,704	$9,013	$1,293	$220,549

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[5]

Includes $36 billion of covered bonds with remaining contractual maturities of $1 billion in '3 months to 6 months', $3 billion in '6 months to 9 months', $2 billion in '9 months to 1 year', $5 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[6]

Includes $60 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $5 million in '1 month to 3 months', $7 million in '3 months to 6 months', $6 million in '6 months to 9 months', $6 million in '9 months to 1 year', $12 million in 'over 1 to 2 years', $17 million in 'over 2 to 5 years', and $5 million in 'over 5 years'.

[7]	Includes $205 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.